Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

($ millions)	2023	2022
Trade accounts payable	990	886
Dividends payable	295	278
Employee compensation and benefits payable	275	270
Interest payable	274	254
Accrued taxes other than income taxes	268	282
Customer and other deposits	263	401
Gas and fuel cost payable	232	512
Derivatives (Note 26)	170	127
Employee future benefits (Note 24)	28	28
Income taxes payable	—	88
Other	177	162
	2,972	3,288